SEGMENT INFORMATION - Reconciliation of segment operating profit or loss to consolidated net loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT INFORMATION
Segment operating loss	€ (20,534,000)	€ (19,813,000)	€ (4,257,000)
Interest income (expense), net	560,000	1,079,000	236,000
Foreign Currency exchange (losses) gains, net	1,246,000	(1,799,000)	1,925,000
Income tax expense	(289,000)	(644,000)	(837,000)
Loss	€ (19,017,804)	€ (21,177,772)	€ (2,933,058)